Related Parties	12 Months Ended
Dec. 31, 2018
Related Parties
Related Parties

Note 16. Related Parties

As of December 31, 2018 and 2017, respectively, the Company had a $83,818 and $125,000 accrued liability which comprised of quarterly advisory and monitoring fees payable to shareholders. Further, the Company leases its Argentina office and warehouse space facilities through a related party lease. The term of the operating lease is through December 31, 2020. For the years ended December 31, 2018 and 2017, the Company incurred rent expense of $246,092 and $325,838, respectively.

On August 22, 2018, the Company entered into a Master Service Agreement with United Biosource, LLC or UBC, an Avista portfolio company, for prescription processing and patient access services. In November 2018, the Company and UBC entered into a Statement of Work for services valued at approximately $2.4 million.

In 2016 the Company entered into a two‑year consulting agreement with two Vertical/Trigen shareholders. The term of the agreement requires a compensation rate of $20,833 per month and is a component of the selling, general and administrative expenses. This agreement terminated in January 2018.